Consolidated Statements of Operations (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
General and administrative expenses, related party	$ 1,084,961	$ 1,205,683	$ 1,294,722